Selling and Marketing Expenses (Schedule of Selling and Marketing Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of selling and marketing expenses [Abstract]
Salaries, wages and related expenses	$ 27,716	$ 22,270	$ 16,143
Consultation	2,926	2,439	1,834
Advertising, demonstrations and exhibitions	1,994	3,243	2,546
Travel expenses	4,627	3,814	2,696
Depreciation	451	259	213
Excise tax			308
Overhead	998	919	707
Other selling and marketing expenses	787	693	500
Total selling and marketing expenses	$ 39,499	$ 33,637	$ 24,947